41) New standards and amendments and interpretations of existing standards	12 Months Ended
Dec. 31, 2020
New Standards And Amendments And Interpretations Of Existing Standards
41) New standards and amendments and interpretations of existing standards

41)       New standards and amendments and interpretations of existing standards

Standards, amendments and interpretations of new standards for the year ended December 31, 2020

•	Conceptual Framework – The Conceptual Framework for Financial Reporting describes the purpose and concepts of general purpose financial reporting. Among the changes in definitions contained in this document, the new definition of assets and liabilities stands out, being active, “a present economic resource controlled by the entity as a result of past events” and a liability, a present obligation of the entity to transfer an economic resource as a result of past events. The new Conceptual Framework came into effect for the period beginning on January 1, 2020. An analysis of the new Conceptual Framework has been carried out and no material impacts have been identified on the Organization.

•	IFRS 16 – Leases – This is a practical expedient that allows tenants not to consider as an amendment to the contract, those leases that they receive as concession, due to the Covid-19 pandemic. The Organization has opted not to use the practical expedient, therefore, there was no impact on the Financial Statements.

Reform of interest rates used as market benchmarks (IBOR - Interbank Offered Rate) - Phase I - Changes in IFRS 9 - Financial Instruments, IAS 39 - Financial Instruments: Recognition and Measurement and IFRS 7 - Financial Instruments: Disclosures - These are changes in the aforementioned standards, due to the uncertainties caused by the IBOR reform project that may impact hedge accounting relationships. The changes aim to minimize such impacts. These changes are effective for years beginning on January 1, 2020. No impacts were identified on the Organization.

Standards, amendments and interpretation of standards applicable to future periods

•	IFRS 17 – Insurance Contracts. Establishes the principles for the recognition, measurement, presentation and disclosure of insurance contracts within the scope of the Standard. The purpose of IFRS 17 is to ensure that an entity provides relevant information that faithfully represents those contracts. The general model of IFRS 17 requires insurers and reinsurers to measure their insurance contracts at the initial time by the estimated total cash flow, adjusted for the time value of money and the explicit risk related to non-financial risk, in addition to of the contractual margin of the service. This estimated value is then remeasured at each base date. The unrealized profit (corresponding to “the contractual margin of the service) is recognized over the term of the contracted coverage. Apart from this general model, IFRS 17 provides, as a way of simplifying the process, the award allocation approach. This simplified model is applicable to certain insurance contracts, including those with coverage of up to one year. This information provides a basis for accounting firm users to evaluate the effect that insurance contracts have on the financial position, financial performance and the Company’s cash flows. IFRS 17 is effective for annual periods beginning on or after January 1, 2023. The Company is in the process of assessing the impact of the new standard.

Reform of interest rates used as market references (IBOR) - Phase II. Impacts on IFRS 4 - Insurance Contracts, IFRS 7 - Financial Instruments: Disclosures, IFRS 9 - Financial Instruments, IFRS 16 - Leases and IAS 39 - Financial Instruments: Recognition and Measurement. The main changes are: (i) permission to replace the effective interest rate on financial instruments with a compatible rate, without derecognizing the transaction, as long as it is a consequence of the reform; (ii) Recognition as a result of the ineffective portion of hedge accounting, due to the end of the exemptions provided for in Phase I of the project. The standard is effective as of the year beginning on January 1, 2021. The Company is assessing the impacts arising from Phase II.